Nature of Business and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting [Line Items]
Customer lists acquired	$ 784	$ 784	$ 784	$ 771
Patents and licenses	193	193	193	654
Less accumulated amortization	(592)	(531)	(531)	(811)
Total intangible assets, net	$ 385	$ 446	$ 446	$ 614